S000044971 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended	135 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global Broad Market Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	21.96%	10.50%		11.28%
S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.63%	11.79%		5.92%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.05%	13.07%		14.22%
MSCI All Country World Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	22.34%	11.19%	11.39%
Bloomberg Roll Select Commodity Total Return Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.52%	10.73%	6.17%
iShares GSCI Commodity Dynamic Roll Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.26%	11.35%		6.92%
Performance Inception Date						Oct. 15, 2014
iShares GSCI Commodity Dynamic Roll Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	6.24%		3.68%
iShares GSCI Commodity Dynamic Roll Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.66%	6.65%		4.02%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The Fund now compares its performance to the S&P Global Broad Market Index (Net) as it represents the broad global equity market and will no longer compare its performance to the S&P Total Market Index.
[3]	The S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced) reflects the performance of the S&P GSCI Commodity Total Return Index through July 8, 2018 (when the Fund was actively managed), the S&P GSCI Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend Total Return Index from July 9, 2018 through January 31, 2020 (when the Fund was actively managed), and the S&P GSCI Dynamic Roll (USD) Total Return Index thereafter. Prior to March 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BFA during the applicable periods using an investment strategy substantially similar to the methodology of the applicable index.
[4]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.